Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 2,408	$ 2,478
Share-based payments	85	76
Post-employment benefits	143	144
Total staff costs	2,636	2,698
Goods and services	1,316	1,306
Content	269	276
Telecommunications	37	50
Facilities	41	48
Fair value adjustments	(19)	(8)
Total operating expenses	$ 4,280	$ 4,370